ASSETS AND LIABILITIES HELD FOR SALE (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Assets And Liabilities Held For Sale [Line Items]
Total current assets	$ 16,232
Total current liabilities	2,515
Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total current assets	8,330
Total non-current assets	7,902
Total assets held for sale	16,232
Total current liabilities	2,413
Total non-current liabilities	102
Total liabilities held for sale	2,515
Cash and cash equivalents | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total current assets	3,813
Accounts receivables | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total current assets	127
Prepayments and other current assets | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total current assets	4,390
Property and equipment, net | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total non-current assets	3,184
Long-term investments | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total non-current assets	451
Other current assets | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total non-current assets	4,267
Accounts payable | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total current liabilities	254
Amounts due to related parties | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total current liabilities	376
Accrued payroll and welfare payable | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total current liabilities	716
Accrued expenses and other current liabilities | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total current liabilities	43
Income tax payable | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total current liabilities	418
Operating lease liabilities - current | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total current liabilities	606
Operating lease liabilities - non-current | Loto Interactive
Assets And Liabilities Held For Sale [Line Items]
Total non-current liabilities	$ 102